Subsequent Events (Details 2)	6 Months Ended
Jun. 30, 2013
Brad J. Pyatt [Member] | Co-Chairman, CEO and President [Member]
Number of Shares of Restricted Stock	350,000
L Gary Davis [Member] | Chief Financial Officer [Member]
Number of Shares of Restricted Stock	200,000
John H. Bluher [Member] | Co-Chairman and Executive Vice President [Member]
Number of Shares of Restricted Stock	150,000
Richard Estalella [Member] | Chief Operating Officer [Member]
Number of Shares of Restricted Stock	100,000
Jeremy R. DeLuca [Member] | Chief Marketing Officer [Member]
Number of Shares of Restricted Stock	225,000
Cory J. Gregory [Member] | Executive Vice President [Member]
Number of Shares of Restricted Stock	150,000
Michael Doron [Member] | Director [Member]
Number of Shares of Restricted Stock	25,000
James Greenwell [Member] | Director [Member]
Number of Shares of Restricted Stock	25,000
Donald W. Prosser [Member] | Director [Member]
Number of Shares of Restricted Stock	25,000